Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 4 – Commitments and Contingencies

On July 1, 2020 the Company entered into a 5-year lease agreement with Two Rivers Water & Farming Company (“Two Rivers”) whereby the Company leased 158 irrigated acres in Huerfano County, Colorado. The lease includes use of the irrigation equipment and infrastructure and water rights. The lease is $5,250 per month. The Company, at its sole discretion, can terminate this lease if after six months from July 1, 2020, the Company is unable to obtain necessary licenses and permits from state or local authorities. The Company terminated this lease on January 25, 2021 effective January 31, 2021.

Note 5 – Commitments and Contingencies

On July 1, 2020 the Company entered into a 5-year lease agreement with Two Rivers Water & Farming Company (“Two Rivers”) whereby the Company leased 158 irrigated acres in Huerfano County, Colorado. The lease includes use of the irrigation equipment and infrastructure and water rights. The lease is $5,250 per month. The Company, at its sole discretion, can terminate this lease if after six months from July 1, 2020, the Company is unable to obtain necessary licenses and permits from state or local authorities.